UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   97 West Main Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Michael M. Rundle
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Michael M. Rundle          Goshen, New York                December 31, 2007
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		68
Form 13F Information Table Value Total:		$106,680

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      508     6020 SH	     SOLE	              6020        0      0
ALLIED WASTE INDUSTRIES	       COM		019589308      510    46300 SH	     SOLE                    46300        0      0
AMERICAN INTL GROUP INC	       COM		026874107     1594    27348 SH	     SOLE		     27348        0      0
AT & T INC		       COM		00206R102     1059    25490 SH	     SOLE		     25490        0      0
AUTO DATA PROCESSING	       COM		053015103     1272    28570 SH	     SOLE		     28570        0      0
BANK AMERICA CORP	       COM		060505104     4872   118069 SH 	     SOLE		    118069        0      0
BANK OF NY MELLON CORP	       COM		064058100     1599    32802 SH	     SOLE		     32802        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202     1772   110674 SH	     SOLE		    110674        0      0
BEST BUY INC		       COM		086516101     1760    33436 SH	     SOLE		     33436        0      0
BP AMOCO PLC		       COM		055622104     2610    35677 SH	     SOLE		     35677        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     1586    59787 SH	     SOLE		     59787        0      0
C V S CORP DEL		       COM		126650100     2503    62980 SH	     SOLE		     62980        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1762    30515 SH	     SOLE		     30515        0      0
CHEVRONTEXACO CORP	       COM		166764100     3347    35867 SH	     SOLE		     35867        0      0
CHUBB CORPORATION	       COM		171232101     2167    39696 SH	     SOLE		     39696        0      0
CISCO SYSTEMS INC	       COM		17275R102     3233   119435 SH       SOLE		    119435        0      0
CITIGROUP		       COM		172967101     1063    36123 SH	     SOLE		     36123        0      0
CITRIX SYSTEMS INC	       COM		177376100     1460    38400 SH	     SOLE		     38400        0      0
COMMUNITY BK OF ORANGE	       COM		203570106	31    10200 SH	     SOLE		     10200        0      0
CONOCOPHILLIPS 		       COM		20825c104     1107    12542 SH	     SOLE		     12542	  0	 0
COVIDIEN LTD		       COM		G2552X108      366     8260 SH	     SOLE		      8260	  0	 0
E M C CORP MASS		       COM		268648102      643    34695 SH	     SOLE		     34695        0      0
ELECTRONIC DATA SYS CORP       COM		286661104      535    25800 SH	     SOLE		     25800        0      0
EMERSON ELECTRIC CO	       COM		291011104     2624    46395 SH	     SOLE		     46395        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     4406    47030 SH	     SOLE		     47030        0      0
FEDERAL NATL MTG ASSN	       COM		313586109     1179    29495 SH	     SOLE		     29495        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     3509    94656 SH	     SOLE		     94656        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     2328    10825 SH	     SOLE		     10825        0      0
HALLIBURTON COMPANY	       COM		406216101     2767    73000 SH	     SOLE		     73000        0      0
HOME DEPOT INC		       COM		437076102     1835    68102 SH	     SOLE		     68102        0      0
INTEL CORP		       COM		458140100     3117   116902 SH       SOLE		    116902        0      0
INTL BUSINESS MACHINES	       COM		459200101      749     6928 SH	     SOLE		      6928        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      787    16350 SH	     SOLE		     16350        0      0
INTL GAME TECHNOLOGY	       COM		459902102      237     5400 SH	     SOLE		      5400	  0	 0
JOHNSON & JOHNSON	       COM		478160104     4149    62211 SH	     SOLE		     62211        0      0
JP MORGAN CHASE & CO	       COM		46625H100     1816    41603 SH	     SOLE		     41603        0      0
KRAFT FOODS INC		       COM		50075N104      719    22031 SH	     SOLE		     22031        0      0
LOWES COMPANIES INC	       COM		548661107      242    10710 SH	     SOLE		     10710        0      0
MCDONALDS CORPORATION	       COM		580135101      391     6642 SH	     SOLE		      6642        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1172    11559 SH	     SOLE		     11559        0      0
METLIFE INC		       COM		59156R108     1296    21032 SH	     SOLE	             21032        0      0
MICROSOFT CORP		       COM		594918104     3645   102391 SH       SOLE		    102391        0      0
NABORS INDS INC		       COM		G6359F103     1578    57600 SH	     SOLE		     57600        0      0
NEOPROBE CORP		       COM		640518106        3    10000 SH	     SOLE		     10000	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      456     5800 SH	     SOLE                     5800        0      0
ORACLE CORPORATION	       COM		68389X105     3721   164805 SH       SOLE		    164805        0      0
PEPSICO INCORPORATED	       COM		713448108     2920    38470 SH	     SOLE		     38470        0      0
PFIZER INCORPORATED	       COM		717081103     2250    98968 SH	     SOLE		     98968        0      0
PNC FINANCIAL SERVICES	       COM		693475105      568     8650 SH	     SOLE		      8650        0      0
PRECISION CASTPARTS CORP       COM		740189105      825     5950 SH	     SOLE		      5950        0      0
PROCTER & GAMBLE CO	       COM		742718109     2801    38151 SH	     SOLE		     38151        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     1029    79631 SH	     SOLE	                 0        0  79631
SARA LEE CORP		       COM		803111103      704    43850 SH	     SOLE		     43850        0      0
SCHLUMBERGER LTD	       COM 		806857108      404     4110 SH	     SOLE		      4110	  0      0
SOVEREIGN BANCORP INC	       COM		845905108      446    39106 SH	     SOLE		     39106        0      0
SUPERVALU INC		       COM		868536103     1086    28954 SH	     SOLE 		     28954        0      0
SYSCO CORPORATION	       COM		871829107      903    28945 SH	     SOLE		     28945        0      0
THE CHARLES SCHWAB CORP	       COM		808513105     1935    75725 SH	     SOLE		     75725        0      0
THERMO ELECTRON CORP	       COM		883556102     3046    52815 SH	     SOLE		     52815        0      0
TIME WARNER INC		       COM		00184A105      685    41517 SH	     SOLE		     41517        0      0
TYCO ELECTRONICS LTD	       COM		G9144p105      231     6224 SH	     SOLE		      6224	  0	 0
TYCO INTL LTD NEW	       COM		902124106      407    10267 SH	     SOLE		     10267        0      0
UNITED PARCEL SERVICE B	       COM		911312106      322     4551 SH	     SOLE		      4551        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2501    57241 SH	     SOLE		     57241        0      0
WAL-MART STORES INC	       COM		931142103     1974    41530 SH	     SOLE		     41530        0      0
WATERFORD WEDGEWOOD   	       COM		G94697102       .5    16000 SH 	     SOLE		     16000	  0	 0
WATSON PHARMACEUTICALS	       COM		942683103     1295    47700 SH	     SOLE		     47700        0      0
WELLS FARGO  & CO NEW	       COM		949746101      260     8596 SH	     SOLE		      8596        0      0